FORM N-Q

                QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
               OF REGISTERED MANAGEMENT INVESTMENT COMPANY


               Investment Company Act file number: 811-4503


                      Tax-Free Trust of Arizona
              (Exact Name of Registrant as Specified in Charter)

                        380 Madison Avenue, Suite 2300
                          New York, New York  10017
              (Address of Principal Executive Offices)(Zip Code)


		Joseph P. DiMaggio, Chief Financial Officer and Treasurer
                        380 Madison Avenue, Suite 2300
                          New York, New York  10017
                    (Name and address of Agent for Service)

	Registrant's Telephone Number, including Area Code: (212) 697-6666

                   Date of fiscal year end: June 30, 2006

                  Date of reporting period:  September 30, 2007





Item 1. Schedule of Investments.



                            TAX-FREE TRUST OF ARIZONA
                             SCHEDULE OF INVESTMENTS
                               September 30, 2007
                                   (unaudited)
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                                                                                              Rating
       Principal                                                                             Moody's/
         Amount           General Obligation Bonds (16.4%)                                     S&P                 Value  (a)
         ------           --------------------------------                                     ---                 ------

                          Bullhead City Parkway Improvement District
       $ 850,000          6.100%, 01/01/11                                                   Baa2/NR             $   853,400
        815,000           6.100%, 01/01/12                                                   Baa2/NR                 818,154

                          Flagstaff Improvement District (Aspen Place Sawmill)
       2,500,000          5.000%, 01/01/32                                                    A1/NR                2,475,550

                          Gilbert Improvement District No. 19
        455,000           5.200%, 01/01/23                                                    A3/A-                  471,953

                          Goodyear Utility District No. 1
       1,255,000          5.350%, 07/15/28 ACA insured                                        Baa1/A               1,244,019

                          Graham Co. Unified School District No. 1
                                    (Safford)
        185,000           5.000%, 07/01/10 FGIC Insured                                       Aaa/NR                 185,697

                          Graham Co. Unified School District No. 4
                                   (Thatcher)
        400,000           5.000%, 07/01/10 FSA Insured                                       Aaa/NR++                404,764
        400,000           4.750%, 07/01/12 FSA Insured                                       Aaa/NR++                413,972

                          Greenlee Co. School District No. 18
                                    (Morenci)
        150,000           5.000%, 07/01/11                                                   Baa3/NR                 152,600

                          Maricopa Co. Elementary School District No. 3 (Tempe)
       1,025,000          5.500%, 07/01/14 FGIC Insured (pre-refunded)                       Aaa/AAA               1,069,700

                          Maricopa Co. Elementary School District No. 38 (Madison)
        730,000           5.000%, 07/01/22 MBIA Insured                                      Aaa/AAA                 768,223

                          Maricopa Co. Elementary School District No. 68 (Alhambra)
       3,000,000          5.500%, 07/01/14 FSA Insured                                       Aaa/NR++              3,327,090

                          Maricopa Co. High School District No. 210 (Phoenix Union)
       2,245,000          5.000%, 07/01/23 FSA Insured (pre-refunded)                        Aaa/AAA               2,423,231

                          Maricopa Co. Unified School District No. 24 (Gila Bend)
        670,000           5.500%, 07/01/21                                                    NR/NR*                 657,907
       1,000,000          5.500%, 07/01/22                                                    NR/NR*                 980,140

                          Maricopa Co. Unified School District No. 41 (Gilbert)
       2,300,000          6.250%, 07/01/15 FSA Insured (pre-refunded)                        Aaa/AAA               2,346,782
        200,000           6.250%, 07/01/15 FSA Insured                                       Aaa/AAA                 203,934

                          Maricopa Co. Unified School District No. 69 (Paradise Valley)
       2,400,000          5.800%, 07/01/09 AMBAC Insured                                     Aaa/AAA               2,493,312
       1,000,000          5.300%, 07/01/11 MBIA Insured                                      Aaa/AAA               1,060,800

                          Maricopa Co. Unified School District No. 89 (Dysart)
       2,185,000          5.500%, 07/01/22 FGIC Insured                                      Aaa/AAA               2,502,524
       1,300,000          5.000%, 07/01/25 XLCA Insured                                      Aaa/AAA               1,358,903

                          Maricopa Co. Unified School District No. 90 (Saddle Mountain)
       1,200,000          5.000%, 07/01/13                                                  Baa2/NR+++             1,226,832

                                  Mesa, Arizona
       2,000,000          5.000%, 07/01/19 FGIC Insured (pre-refunded)                         Aaa/AAA             2,051,600

                                 Peoria, Arizona
        850,000           5.500%, 04/01/16 FGIC Insured (pre-refunded)                       Aaa/AAA                 875,041

                                Phoenix, Arizona
       1,000,000          6.250%, 07/01/16                                                   Aa1/AAA               1,182,400
       1,240,000          6.250%, 07/01/17                                                   Aa1/AAA               1,478,700
       1,000,000          5.375%, 07/01/20                                                   Aa1/AAA               1,069,970
       3,250,000          5.375%, 07/01/25 (pre-refunded)                                    Aa1/AAA               3,406,228

                          Pinal Co. Unified School District No. 1 (Florence)
       1,500,000          5.000%, 07/01/27 FGIC Insured                                       NR/AAA               1,570,605

                          Pinewood Sanitary District
        605,000           6.500%, 07/01/09                                                    NR/NR*                 609,114

                          Prescott Valley Sewer Collection Improvement District
        261,000           7.900%, 01/01/12                                                    NR/BBB                 268,133

                          Queen Creek Improvement District No. 1
       2,955,000          5.000%, 01/01/32                                                  Baa2/BBB-              2,861,977

                               Scottsdale, Arizona
       1,050,000          5.750%, 07/01/18 (pre-refunded)                                    Aaa/AAA               1,090,299
       3,140,000          5.000%, 07/01/19                                                   Aaa/AAA               3,282,870
       2,325,000          5.500%, 07/01/22 (pre-refunded)                                    Aaa/AAA               2,404,492

                          Show Low Improvement District No. 6
        950,000           6.000%, 01/01/18 ACA Insured                                        NR/A                   987,867

                                 Tempe, Arizona
       1,015,000          5.400%, 07/01/11                                                   Aa1/AA+               1,080,610
       1,000,000          5.000%, 07/01/18                                                   Aa1/AA+               1,038,340

                                                                                                           ------------------
                             Total General Obligation Bonds  ..............                                          52,697,733
                                                                                                           ------------------

                              Revenue Bonds (81.4%)

                          Airport Revenue Bonds (3.2%)

                          Phoenix Airport Authority Revenue Bonds
       1,795,000          6.300%, 07/01/10 AMT, MBIA Insured                                 Aaa/AAA               1,797,154
        565,000           6.400%, 07/01/12 AMT, MBIA Insured                                 Aaa/AAA                 565,667

                          Phoenix Civic Improvement Corp.
                              Airport Revenue Bonds
       1,890,000          6.300%, 07/01/14                                                     Aa2/AAA             1,892,268
       3,600,000          5.000%, 07/01/17 FSA Insured                                         Aaa/AAA             3,661,956
       2,200,000          5.250%, 07/01/27 AMT, FGIC Insured                                   Aaa/AAA             2,263,008

                                                                                                           ------------------
                             Total Airport Revenue Bonds                                                          10,180,053
                                                                                                           ------------------

                          Basic Service Revenue Bonds (12.0%)

                          Arizona School Facilities Board Revenue Bonds
       1,000,000          5.500%, 07/01/10                                                   Aaa/AAA               1,051,580
       1,000,000          5.750%, 07/01/18  AMBAC Insured (pre-refunded)                     Aaa/AAA               1,104,350

                          Arizona Transportation Board Revenue Bonds
       1,000,000          6.250%, 07/01/16 (pre-refunded)                                    Aa1/AAA               1,046,770
       3,615,000          5.250%, 07/01/20 (pre-refunded)                                    Aa1/AAA               3,828,502
       2,000,000          5.000%, 07/01/22                                                   Aa1/AAA               2,111,480
       1,000,000          5.250%, 07/01/24                                                   Aa1/AAA               1,071,750

                          Buckeye Excise Tax Revenue Bonds
        500,000           5.900%, 08/01/20 AMBAC Insured                                     Aaa/AAA                 535,705

                          Casa Grande Excise Tax Revenue Bonds
        440,000           5.200%, 04/01/17 MBIA Insured                                      Aaa/NR++                447,872
       1,835,000          5.000%, 04/01/21 AMBAC Insured                                     Aaa/NR++              1,921,924

                          Chandler Street & Highway User Revenue Bonds
        985,000           5.400%, 07/01/13 MBIA Insured  ...                                 Aaa/AAA                 991,018

                          Greater Arizona Development Authority Revenue Bonds
       1,165,000          5.600%, 08/01/16 MBIA Insured                                      Aaa/AAA               1,207,080
       2,000,000          5.000%, 08/01/22 MBIA Insured                                      Aaa/AAA               2,109,340
       2,000,000          5.000%, 08/01/28                                                    A1/A+                2,047,560
       1,200,000          5.500%, 08/01/29                                                    A1/A+                1,280,688

                               Mesa Utility System
       1,000,000          6.500%, 07/01/09  FGIC insured                                     Aaa/AAA               1,050,620

                          Phoenix Civic Improvement Corp. Excise Tax
                              Revenue Bonds (Courthouse Project)
       1,730,000          5.250%, 07/01/20  (pre-refunded)                                   Aa2/AAA               1,798,179
       2,500,000          5.250%, 07/01/24  (pre-refunded)                                   Aa2/AAA               2,598,525

                          Phoenix Civic Improvement Corp. Wastewater
                                  Revenue Bonds
       1,500,000          5.500%, 07/01/24 FGIC Insured                                      Aaa/AAA               1,722,900

                          Phoenix Street & Highway User Revenue Bonds
        645,000           6.250%, 07/01/11                                                    A1/A+                  645,768
        395,000           6.250%, 07/01/11 MBIA Insured                                      Aaa/AAA                 395,470
       2,925,000          zero coupon, 07/01/13 FGIC Insured                                 Aaa/AAA               2,340,322

                          Scottsdale Preserve Authority Excise Tax Revenue Bonds
       1,185,000          5.250%, 07/01/18                                                   Aa3/AA-               1,241,418
       1,255,000          5.250%, 07/01/19                                                   Aa3/AA-               1,311,199

                          Tempe Excise Tax Revenue Bonds
       2,000,000          5.250%, 07/01/19 (pre-refunded)                                    Aa2/AAA               2,167,600

                          Tucson Water System Revenue Bonds
       2,200,000          5.500%, 07/01/18 FGIC Insured                                      Aaa/AAA               2,390,608

                                                                                                           ------------------
                             Total Basic Service Revenue Bonds                                                    38,418,228
                                                                                                           ------------------

                          Hospital Revenue Bonds (18.2%)

                          Arizona Health Facilities Authority (Banner Health)
        500,000           5.000%, 01/01/25                                                    NR/AA-                 510,730

                          Arizona Health Facilities Authority (Blood Systems)
        500,000           4.750%, 04/01/25                                                    NR/A-                  494,145

                          Arizona Health Facilities (Northern Arizona
                             Healthcare System)
       1,000,000          5.250%, 10/01/16 AMBAC Insured                                     Aaa/AAA               1,018,080

                          Arizona Health Facilities (Phoenix Children's Hospital)
        650,000           5.200%, 11/15/07                                                   Baa3/NR                 651,164
       1,000,000          5.375%, 02/15/18 (pre-refunded)                                    Baa3/NR               1,077,540
       1,465,000          6.250%, 11/15/29 (pre-refunded)                                    Baa3/NR               1,545,516

                          Arizona Health Facilities (Samaritan Health)
       2,840,000          5.625%, 12/01/15 MBIA Insured                                      Aaa/AAA               3,030,365

                          Arizona Health Facilities Authority Hospital System
                            (John C. Lincoln Hospital)
       1,330,000          5.750%, 12/01/32 (pre-refunded)                                     NR/BBB               1,467,961

                          Flagstaff Industrial Development Authority
                          (Northern Arizona Senior Living Center)
       1,985,000          5.600%, 07/01/25                                                    NR/NR*               1,958,461

                          Glendale Industrial Development Authority
                             (John C. Lincoln Hospital)
       2,500,000          5.000%, 12/01/35                                                    NR/BBB               2,369,775

                          Maricopa Co. Hospital Revenue (Sun Health)
        500,000           5.000%, 04/01/16                                                   Baa1/BBB                508,120
       3,345,000          5.000%, 04/01/17                                                   Baa1/BBB              3,378,283
       2,500,000          5.000%, 04/01/35                                                   Baa1/BBB              2,357,600

                          Maricopa Co. Industrial Development Authority
                             (Catholic Healthcare West-St. Joseph's Hospital)
       1,120,000          5.000%, 07/01/21                                                     A2/A                1,126,754
       2,300,000          5.375%, 07/01/23                                                     A2/A                2,372,588
       2,765,000          5.250%, 07/01/32                                                     A2/A                2,828,291

                          Mesa Industrial Development Authority
                               (Discovery Health)
       4,100,000          5.750%, 01/01/25 MBIA Insured (pre-refunded)                       Aaa/AAA               4,331,486
       4,915,000          5.625%, 01/01/29 MBIA Insured (pre-refunded)                       Aaa/AAA               5,179,378

                          Phoenix Industrial Development Authority
                             (John C. Lincoln Hospital)
       1,270,000          5.500%, 12/01/13 FSA Insured                                       Aaa/AAA               1,286,320

                          Pima Co. Industrial Development Authority
                                (Healthpartners)
       1,000,000          5.625%, 04/01/14 MBIA Insured                                      Aaa/AAA               1,019,900

                          Pima Co. Industrial Development Authority
                             (Tucson Medical Center)
       1,000,000          5.000%, 04/01/15 MBIA Insured                                      Aaa/AAA               1,000,760

                          Scottsdale Industrial Development Authority
                             (Scottsdale Healthcare System)
       1,710,000          5.500%, 09/01/12 AMBAC Insured                                     Aaa/AAA               1,789,549
       9,600,000          5.800%, 12/01/31 (pre-refunded)                                    A3/BBB+              10,444,992

                          University Medical Center Hospital Revenue Bonds
        830,000           5.000%, 07/01/22                                                  Baa1/BBB+                819,716
       2,050,000          5.000%, 07/01/35                                                  Baa1/BBB+              1,932,597

                          Yavapai Co. Industrial Development Authority
                             (Yavapai Regional Medical Center)
       1,130,000          5.125%, 12/01/13 FSA Insured                                       Aaa/AAA               1,154,928

                          Yuma Co. Industrial Development Authority (Yuma
                             Regional Medical Center)
       1,320,000          5.500%, 08/01/18 FSA Insured (pre-refunded)                        Aaa/AAA               1,422,841
       1,500,000          5.500%, 08/01/19 FSA Insured (pre-refunded)                        Aaa/AAA               1,616,865

                                                                                                           ------------------
                             Total Hospital Revenue Bonds                                                         58,694,705
                                                                                                           ------------------

                          Lease Revenue Bonds (16.9%)
                          Arizona Game & Fish Administration Building Project
       1,385,000          5.000%, 07/01/32                                                    A3/NR                1,408,448

                          Arizona Municipal Finance Program No. 20
       1,090,000          7.700%, 08/01/10 MBIA Insured                                       Aaa/AAA              1,174,540

                          Arizona State University Certificates of Participation
                             Lease Revenue Bonds
       2,000,000          5.375%, 07/01/19 MBIA Insured                                      Aaa/AAA               2,155,260

                          Cave Creek Certificates of Participation
                             Lease Revenue Bonds
        365,000           5.750%, 07/01/19                                                   NR/BBB-                 373,220

                          Cottonwood Municipal Property Corp.
                             Lease Revenue Bonds
       1,500,000          5.000%, 07/01/29 XLCA Insured                                      Aaa/AAA               1,542,225

                          Downtown Phoenix Hotel Corp.
                             Lease Revenue Bonds
       4,760,000          5.250%, 07/01/26 FGIC Insured                                      Aaa/AAA               5,047,028

                          Gilbert Municipal Property Corp.
                             Lease Revenue Bonds
       2,000,000          4.900%, 04/01/19                                                    NR/NR+               2,011,300
       1,000,000          4.900%, 07/01/21 AMBAC Insured                                     Aaa/AAA               1,029,330

                          Gilbert Water Resource Municipal Property Corp.
                             Lease Revenue Bonds
        915,000           5.000%, 04/01/17                                                    NR/NR+                 918,184
       2,000,000          5.000%, 10/01/29                                                    NR/AAA               2,078,140

                          Green Valley Municipal Property Corp.
                             Lease Revenue Bonds
       1,250,000          5.250%, 07/01/33                                                    NR/BBB               1,237,700

                          Navajo Co. Municipal Property Corp.
                             Lease Revenue Bonds
       1,000,000          6.250%, 07/01/20 ACA Insured                                         NR/A                1,047,780

                          Nogales Municipal Development Authority
       1,000,000          5.000%, 06/01/27 AMBAC Insured                                       Aaa/AAA             1,035,320

                          Oro Valley Municipal Property Corp.
                             Lease Revenue Bonds
        760,000           5.200%, 07/01/10 MBIA Insured                                      Aaa/AAA                 768,922
       1,150,000          5.550%, 07/01/17 MBIA Insured (pre-refunded)                       Aaa/AAA               1,178,739
       1,850,000          5.375%, 07/01/26 MBIA Insured (pre-refunded)                       Aaa/AAA               1,893,882

                          Phoenix Civic Improvement Corp. (Adams Street Garage)
       2,100,000          5.375%, 07/01/29 (pre-refunded)                                      Aa2/AAA             2,187,171

                          Phoenix Civic Improvement Corp.
                               Excise Tax Revenue Bonds
       2,320,000          5.750%, 07/01/14 FGIC Insured (pre-refunded)                         Aaa/AAA             2,471,380
       1,000,000          5.000%, 07/01/20 FGIC Insured (pre-refunded)                         Aaa/AAA             1,047,430

                          Phoenix Civic Improvement Corp. (Civic Plaza)
       1,000,000          zero coupon, 07/01/23 FGIC Insured  (coupon                          Aaa/AAA               841,850
                                    converts to 5.50% on 7/01/13)

                          Phoenix Industrial Development Authority
                               (Capital Mall Project)
       2,130,000          5.250%, 09/15/17 AMBAC Insured (pre-refunded)                       Aaa/AAA              2,231,132
       2,000,000          5.375%, 09/15/22 AMBAC Insured (pre-refunded)                       Aaa/AAA              2,101,900

                          Pinal Co. Certificates of Participation
                             Lease Revenue Bonds
       2,000,000          5.125%, 06/01/21 AMBAC Insured                                     Aaa/AAA               2,076,600
       3,230,000          5.250%, 12/01/21                                                    NR/A-                3,364,659
       1,250,000          5.000%, 12/01/29                                                    NR/A-                1,253,650

                          Pinal Co. Correctional Facilities
       1,470,000          5.250%, 10/01/21 ACA Insured                                       NR/A+++               1,492,094

                          Scottsdale Municipal Property Corp.
                             Excise Tax Revenue Bonds
       3,000,000          zero coupon, 07/01/20 AMBAC Insured  (coupon                         Aaa/AAA             2,296,560
                                    converts to 4.50% on 7/01/13)

                          Sierra Vista Municipal Property Corp.
                             Lease Revenue Bonds
       1,265,000          5.000%, 01/01/18 AMBAC Insured                                     Aaa/AAA               1,281,685
       1,225,000          5.000%, 01/01/18 AMBAC Insured                                     Aaa/AAA               1,243,828
        700,000           5.125%, 01/01/21 AMBAC Insured                                     Aaa/AAA                 710,444

                          Surprise Municipal Property Corp.
                             Lease Revenue Bonds
       2,000,000          5.700%, 07/01/20 AMBAC Insured (pre-refunded)                      Aaa/AAA               2,093,240
       2,000,000          4.900%, 04/01/32                                                    NR/BBB               1,862,120

                          University of Arizona Certificates of Participation
                             Lease Revenue Bonds
        500,000           5.125%, 06/01/22 AMBAC Insured (pre-refunded)                      Aaa/AAA                 532,870

                          Willcox Municipal Property Corp.
        295,000           4.625%, 07/01/21                                                    NR/BBB                 293,941

                                                                                                           ------------------
                                                         Total Lease Revenue Bonds                                54,282,572
                                                                                                           ------------------

                          Mortgage Revenue Bonds (10.9%)

                          Agua Fria Ranch Community Facilities District
        600,000           5.800%, 07/15/30                                                    NR/NR*                 606,300

                          Arizona Capital Facilities Finance Corp.
                              Arizona State Student Housing
       1,000,000          6.125%, 09/01/20                                                     Baa3/NR             1,032,300

                          Gladden Farms Community Facility District
        435,000           5.500%, 07/15/31                                                    NR/NR*                 434,961

                          Maricopa Co. Industrial Development Authority
                             Multi-Family Mortgage Revenue Bonds
                             (Advantage Point Project)
        925,000           6.500%, 07/01/16                                                    NR/AAA                 941,234

                          Maricopa Co. Industrial Development Authority
                             Multi-Family Mortgage Revenue Bonds
                             (National Health Project)
       1,300,000          5.500%, 01/01/18 FSA Insured                                       Aaa/AAA               1,432,821

                          Maricopa Co. Industrial Development Authority
                             Multi-Family Mortgage Revenue Bonds
                                  (Pine Ridge)
       1,000,000          6.000%, 10/20/31                                                    NR/AAA               1,063,500

                          Maricopa Co. Industrial Development Authority
                             Single Family Mortgage Revenue Bonds, Escrowed
       3,330,000          zero coupon, 12/31/14                                              Aaa/AAA               2,502,961
       6,620,000          zero coupon, 02/01/16                                              Aaa/AAA               4,702,186
       3,565,000          zero coupon, 12/31/16                                              Aaa/AAA               2,438,638
       1,897,790          5.650%, 07/01/39 AMT                                                Aaa/NR               1,989,567

                          Merrill Ranch Community Facilities District
        475,000           5.300%, 07/01/30                                                    NR/NR*                 473,713

                          Parkway Community Facilities District No. 1 Prescott Valley
        120,000           5.200%, 07/15/20                                                    NR/NR*                 117,577
        400,000           5.350%, 07/15/31                                                    NR/NR*                 385,584

                          Phoenix Industrial Development Authority
                             Single Family Mortgage Revenue
       1,770,000          zero coupon, 12/01/14                                               NR/AAA               1,346,085
         10,000           5.875%, 06/01/16                                                    NR/AAA                  10,002
        370,000           5.300%, 04/01/20 AMT                                                NR/AAA                 375,513
        140,000           5.350%, 06/01/20 AMT                                                NR/AAA                 141,028

                          Phoenix & Pima Co. Industrial Development Authority
                             Single Family Mortgage
       2,000,000          5.800%, 12/01/39 AMT                                                Aaa/NR               2,110,860

                          Phoenix/Pima/ Maricopa Co. Industrial Development
                           Authority Single Family Mortgage Revenue
        799,910           5.500%, 12/01/38 AMT                                                Aaa/NR                 849,208

                          Pima Co. Industrial Development Authority
                             Single Family Mortgage Revenue
        170,000           6.500%, 02/01/17                                                    A2/NR                  171,098
         20,000           6.100%, 05/01/31 AMT                                                NR/AAA                  20,014

                          South Campus Project Arizona State University
                                 Student Housing
       1,205,000          5.625%, 09/01/28 MBIA Insured                                      Aaa/AAA               1,313,089

                          Southern Arizona Capital Facilities Finance Corp.
                              University of Arizona Student Housing
       1,500,000          5.100%, 09/01/33 MBIA Insured (pre-refunded)                       Aaa/AAA               1,601,805

                          Sundance Community Facilities District
       1,145,000          5.125%, 07/15/30                                                  Baa3/BBB-              1,145,996

                          Tucson & Pima Co. Single Family Mortgage
                             Revenue Bonds, Escrowed
       4,920,000          zero coupon, 12/01/14                                              Aaa/AAA               3,741,660

                          Vistancia Community Facilities District
       1,000,000          4.550%, 07/15/26                                                   Baa1/NR                 898,130

                          Yuma Industrial Development Authority
                            Multi-Family Mortgage Revenue Bonds
                                 (Rio Santa Fe)
       3,000,000          6.100%, 09/20/34 AMT                                                NR/AAA               3,224,280

                                                                                                           ------------------
                             Total Mortgage Revenue Bonds                                                         35,070,110
                                                                                                           ------------------

                          University Revenue Bonds (7.4%)

                          Arizona Board of Regents-Arizona State
                             University System Revenue Bonds
        735,000           5.850%, 07/01/18 FGIC Insured (pre-refunded)                       Aaa/AAA                 771,368
       1,280,000          5.000%, 07/01/26 AMBAC Insured                                     Aaa/AAA               1,336,691

                          Arizona Board of Regents-Northern Arizona
                             University System Revenue Bonds
       1,000,000          5.000%, 06/01/32 AMBAC Insured                                     Aaa/AAA               1,037,180
       1,200,000          5.500%, 06/01/34 FGIC Insured (pre-refunded)                       Aaa/AAA               1,329,408

                          Arizona Board of Regents-University of Arizona
                             System Revenue Bonds
        490,000           5.250%, 06/01/14 FSA Insured                                       Aaa/AAA                 495,209
       1,000,000          5.500%, 06/01/16 FGIC Insured (pre-refunded)                       Aaa/AAA               1,042,080
       2,385,000          5.000%, 06/01/21 FGIC Insured                                      Aaa/AAA               2,485,003
        750,000           5.800%, 06/01/24 FGIC Insured (pre-refunded)                       Aaa/AAA                 786,203

                          Arizona Educational Loan Marketing Corp.
       1,720,000          5.700%, 12/01/08 AMT                                               A2/NR+++              1,725,624

                          Arizona Student Loan Revenue
       1,000,000          5.875%, 05/01/18 AMT                                                Aaa/NR               1,047,620
       1,000,000          5.900%, 05/01/19 AMT                                                Aaa/NR               1,048,520
       1,000,000          6.150%, 05/01/29 AMT                                                A2/NR                1,041,240

                          Glendale Industrial Development Authority
                            (Midwestern University)
        550,000           5.250%, 05/15/13                                                    NR/A-                  585,679
       1,010,000          5.250%, 05/15/14                                                    NR/A-                1,082,104
        500,000           5.750%, 05/15/21 (pre-refunded)                                     NR/AAA                 541,410
       1,215,000          5.375%, 05/15/28                                                    NR/A-                1,234,416
       1,035,000          5.375%, 05/15/28 (pre-refunded)                                     NR/AAA               1,057,149
       1,000,000          5.875%, 05/15/31 (pre-refunded)                                     NR/AAA               1,087,020

                          Mohave Co. Community College District
                                  Revenue Bonds
        470,000           4.850%, 03/01/15 AMBAC Insured                                     Aaa/AAA                 481,905


                          Pinal Co. Community College District
                                  Revenue Bonds
        555,000           5.100%, 07/01/14 AMBAC Insured (pre-refunded)                      Aaa/NR++                567,055

                          Yavapai Co. Community College District
                                  Revenue Bonds
        500,000           6.000%, 07/01/12                                                   NR/BBB+                 502,395

                          Yuma & La Paz Co.  Community College District
       2,500,000          5.000%, 07/01/28 MBIA Insured                                      Aaa/AAA               2,611,425

                                                                                                           ------------------
                             Total University Revenue Bonds  ..............                                       23,896,704
                                                                                                           ------------------

                          Utility Revenue Bonds (12.8%)

                          Arizona Power Authority (Hoover Dam Project)
                                  Revenue Bonds
       1,500,000          5.250%, 10/01/15                                                    Aa2/AA               1,650,915
       3,500,000          5.250%, 10/01/16                                                    Aa2/AA               3,869,530
       1,220,000          5.250%, 10/01/17                                                    Aa2/AA               1,352,041

                          Arizona Wastewater Management Authority
                                  Revenue Bonds
       1,940,000          5.600%, 07/01/12 AMBAC Insured                                     Aaa/AAA               1,961,650

                          Arizona Water Infrastructure Finance Authority
                                  Revenue Bonds
       1,465,000          5.750%, 10/01/11                                                   Aaa/NR++              1,543,671
       2,500,000          5.375%, 10/01/16 (pre-refunded)                                    Aaa/NR++              2,668,525
       2,000,000          5.500%, 10/01/17                                                   Aaa/NR++              2,095,460
        650,000           5.000%, 10/01/22                                                   Aaa/AAA                 683,241

                          Central Arizona Water Conservation District
                                  Revenue Bonds
       2,600,000          5.500%, 11/01/09                                                   Aa2/AA-               2,700,074
       2,500,000          5.500%, 11/01/10                                                   Aa2/AA-               2,640,125

                          Pima Co. Industrial Development Authority (Tucson
                             Electric), Revenue Bonds
        910,000           7.250%, 07/15/10 FSA Insured                                       Aaa/AAA                 915,815

                          Salt River Project Agricultural Improvement and
                             Power Revenue Bonds
       2,000,000          5.500%, 01/01/10                                                    Aa1/AA               2,085,060
       3,700,000          5.250%, 01/01/13                                                    Aa1/AA               3,971,432
       1,500,000          5.250%, 01/01/15                                                    Aa1/AA               1,604,520
       2,000,000          5.250%, 01/01/18                                                    A1/AA                2,120,720
       5,000,000          5.250%, 01/01/19                                                    Aa1/AA               5,295,750
       4,000,000          5.000%, 01/01/37                                                    Aa1/AA               4,136,200

                                                                                                           ------------------
                             Total Utility Revenue Bonds                                                          41,294,729
                                                                                                           ------------------

                             Total Revenue Bonds                                                                 261,837,101
                                                                                                           ------------------

                          U.S. Territorial Bonds (0.9%)

                          Puerto Rico General Obligation Bonds
       1,000,000          zero coupon, 07/01/14                                              Baa3/BBB                750,560

                          Puerto Rico Highway & Transportation
                                  Revenue Bonds
       2,000,000          5.500%, 07/01/19 FSA Insured                                       Aaa/AAA               2,264,780

                                                                                                           ------------------
                             Total U.S. Territorial Bonds                                                          3,015,340
                                                                                                           ------------------

                          Total Investments (cost $307,412,781-note b)                        98.7%              317,550,174
                          Other assets less liabilities                                        1.3                 4,309,624
                                                                                               ----
                                                                                                           ------------------
                          Net Assets                                                          100.0%           $ 321,859,798
                                                                                              ======
                                                                                                           ==================

                                                                                      Percent of
                          Portfolio Distribution By Quality Rating (unaudited)        Portfolio


                          Aaa of Moody's or AAA of S&P or Fitch                          63.2  %

                          Aa of Moody's or AA of S&P                                     11.5

                          A of Moody's or S&P or Fitch                                   13.2

                          Baa of Moody's or BBB of S&P or Fitch                          10.1

                          Not rated*                                                      2.0
                                                                                      -----------

                                                                                         100.0 %
                                                                                      ===========

            * Any security not rated (NR) by any of the approved rating services has been determined by the Manager to have sufficient quality to be ranked in the top four credit ratings if a credit rating were to be assigned by a rating service.

            ** Illiquid securities: Considered illiquid because of restrictions as to sale. The securities represent 0.6% of net assets.

            Fitch Ratings
            + BBB+
            ++ AAA
            +++ A

                             PORTFOLIO ABBREVIATIONS

            ACA       - American Capital Assurance Financial Guaranty Corp.
            AMBAC     - American Municipal Bond Assurance Corp.
            AMT       - Alternative Minimum Tax
            FGIC      - Financial Guaranty Insurance Co.
            FSA       - Financial Security Assurance
            MBIA      - Municipal Bond Investors Assurance
            NR        - Not Rated
            XLCA      - XL Capital Assurance

                            See accompanying notes to
                             financial statements.

                          NOTES TO FINANCIAL STATEMENTS
                            TAX-FREE TRUST OF ARIZONA

(a) Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b) At September 30, 2007, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $307,116,293 amounted to $10,433,881, which consisted of aggregate gross unrealized appreciation of $11,499,072 and aggregate gross unrealized depreciation of $1,065,191.



Item 2. Controls and Procedures.

(a) The Fund's principal financial and executive officers have evaluated the Fund's disclosure controls and procedures within 90 days of this filing and have concluded that the Fund's disclosure controls and procedures were effective, as of this date, in ensuring that information required to be disclosed by the Fund in this Form N-Q was timely recorded, processed, summarized and reported.

(b) The Fund's principal chief financial and executive officers are aware of no change in the Fund's internal control over financial reporting that occurred during the Fund's latest fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.


Item 3. Exhibits.

Filed as exhibits as part of this Form are separate certifications for each principal financial and executive officer of the registrant as required by Rule 30a-2(a) under the Act(17 CFR 270.30a-2(a)).







                                 Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TAX-FREE TRUST OF ARIZONA

By:	/s/ Diana P. Herrmann
      -------------------------------
      Diana P. Herrmann
      President and Trustee
      November 26, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.




By:	/s/ Diana P. Herrmann
      ---------------------------------
      Diana P. Herrmann
      Trustee and President
      November 26, 2007



By:  /s/  Joseph P. DiMaggio
	-----------------------------------
	Chief Financial Officer and Treasurer
	November 26, 2007